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   As filed with the Securities and Exchange Commission on February 16, 1996

                                              1993 Act Registration No. 33-14400
                                              1940 Act Registration No. 811-5168
________________________________________________________________________________

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                            ------------------------

                                   FORM N-1A
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1933              (X)
                  Pre-Effective Amendment No.             ( )
                  Post-Effective Amendment No. 10         (X)
                                     and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              (X)
                                  Amendment No.11         (X)

                            ------------------------

          PaineWebber/Kidder, Peabody California Tax Exempt Money Fund
               (Exact Name of Registrant as Specified in Charter)

                          1285 Avenue of the Americas
                              New York, N.Y. 10019
                    (Address of principal executive office)

      Registrant's Telephone Number, including Area Code:   (212) 713-2000

                           Dianne E. O'Donnell, Esq.
                    Mitchell Hutchins Asset Management Inc.
                          1285 Avenue of the Americas
                            New York, New York 10019
                    (Name and Address of Agent for Service)

                                   Copies to:

                              Lewis G. Cole, Esq.
                           Stroock & Stroock & Lavan
                                7 Hanover Square
                         New York, New York 10004-2696

It is proposed that this filing will become effective (check appropriate box)

          X    Immediately upon filing pursuant to paragraph (b) of Rule 485
         ---
         ___   On _______________ pursuant to paragraph (b) of Rule 485

         ___   60 days after filing pursuant to paragraph (a)(i) of Rule 485

         ___   On _______________ pursuant to paragraph (a)(ii) of Rule 485

         ___   75 days after filing pursuant to paragraph (a)(ii) of Rule 485

         ___   On _______________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

          ___ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     The Registrant has an indefinite number of its shares under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended. A Rule 24f-2 notice for the period ended December 11, 1995 was filed by Registrant on February 9, 1996.

________________________________________________________________________________


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     Pursuant  to paragraph (a)(2)  and (b)(3) of  Rule 24f-2, Registrant hereby terminates its current effective declaration.

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          PaineWebber/Kidder, Peabody California Tax Exempt Money Fund

     The purpose of this Post-Effective Amendment to the Registration Statement for PaineWebber/Kidder, Peabody California Tax Exempt Money Fund (the 'Fund') is to terminate the Fund's Rule 24f-2 declaration pursuant to the requirements of Rule 24f-2(b)(3). Accordingly, language regarding such termination is provided on the facing sheet of this document as required by Rule 24f-2(a)(2).

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, PaineWebber/Kidder, Peabody California Tax Exempt Money Fund certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 10 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York, on the 14th day of February, 1996.

                    PaineWebber/Kidder, Peabody California Tax Exempt Money Fund

                    By:    /s/ DIANNE E. O'DONNELL
                         .......................................
                         Dianne E. O'Donnell
                         Vice President & Secretary

     Pursuant   to  the  requirements  of  the  Securities  Act  of  1933,  this
Post-Effective Amendment has been signed below by the following persons in the capacities and on the dates indicated:

                Signature                                       Title                            Date
------------------------------------------  --------------------------------------------   -------------------

       /s/ MARGO N. ALEXANDER               Director and President (Chief Executive         February 14, 1996
 .........................................    Officer)
           Margo N. Alexander*

        /s/ DAVID BEAUBIEN                  Director                                        February 14, 1996
 .........................................
             David Beaubien**

       /s/ WILLIAM W. HEWITT, JR.            Director                                       February 14, 1996
 .........................................
         William W. Hewitt, Jr.**

         /s/ CARL W. SCHAFER                 Director                                       February 14, 1996
 .........................................
            Carl W. Schafer**

         /s/ JULIAN F. SLUYTERS             Vice President and Treasurer (Chief             February 14, 1996
 .........................................    Financial and Accounting Officer)
            Julian F. Sluyters

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 * Signature  affixed by Dianne E. O'Donnell pursuant to power of attorney dated
   December 28, 1995 and incorporated by reference from Post-Effective Amendment No. 10 to the registration statement of PaineWebber/Kidder, Peabody Tax Exempt Money Fund, Inc., SEC File No. 2-81820, filed January 19, 1996.

** Signature  affixed by Dianne E. O'Donnell pursuant to power of attorney dated
   March 8, 1995 and incorporated by reference from Post-Effective Amendment No. 9 to the registration statement of PaineWebber/Kidder, Peabody California Tax Exempt Money Fund, Inc., SEC File No. 33-14400, filed November 30, 1995.